Property and Equipment (Details Narrative) (10K) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 13,498	$ 27,246	$ 66,489	$ 92,968
Impairment assets
Disposed vechicles of net value			18,900
Net loss on sale of property			$ 7,059